Share-based compensation - Summary of Stock Option Activity and Related Information (Detail) shares in Thousands	12 Months Ended
	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of options, outstanding at beginning of year | shares	7,770	8,566
Number of options, granted | shares	1,090	773
Number of options, exercised | shares	(1,900)	(1,440)
Number of options, forfeited in the year | shares	(10)	(129)
Number of options, outstanding at end of year | shares	6,950	7,770
Number of options, exercisable at end of year | shares	2,980	3,726
Weighted average exercise price, outstanding at beginning of year | $	$ 71.40	$ 64.96
Weighted average exercise price, granted | $	96.55	102.33
Weighted average exercise price, exercised | $	55.05	50.42
Weighted average exercise price, forfeited in the year | $	54.99	78.12
Weighted average exercise price, outstanding at end of year | $	79.88	71.40
Weighted average exercise price, exercisable at end of year | $	$ 64.24	$ 55.82